Note 3 - Investment in Westamerica Bancorporation Common Stock - Investments (Details) - EBP 94-2156203 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair value	$ 65,827,414	$ 63,548,601
EBP, Employer, Common Stock [Member]
Number of shares (in shares)	282,987	289,057
Cost	$ 13,113,933	$ 13,364,031
Fair value	$ 13,535,278	$ 15,163,919